Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Common Shares
Common shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Common shares, shares authorized	900,000,000	900,000,000
Common shares, shares issued	2,205,000	855,000
Common shares, shares outstanding	2,205,000	855,000
Class B Common Shares
Common shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Common shares, shares authorized	100,000,000	100,000,000
Common shares, shares issued	7,695,000	7,695,000
Common shares, shares outstanding	7,695,000	7,695,000